Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Noon buying rate	RM 4.7172	$ 1
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives years	3 years	3 years
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives years	5 years	5 years